CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015 [1]
Income Statement [Abstract]
Net Revenue	$ 927,310	$ 629,934	$ 2,691,896	$ 1,127,944
Cost of Goods Sold	853,452	618,921	2,595,012	1,155,732
Gross Profit (Loss)	73,858	11,013	96,884	(27,788)
General and administrative	457,587	2,693,703	4,312,107	2,780,576
Depreciation and amortization	16,791	17,239	68,075	32,351
Total Expense	474,378	2,710,942	4,380,182	2,812,927
Loss from Operations	(400,520)	(2,699,929)	(4,283,298)	(2,840,715)
Other income	100	2,999	788	203
Interest expense, net	(141,600)	(2,992)	(54,610)	(2,241)
Change in fair value of derivative liability	(247,770)		(36,074)
Foreign currency gain (loss)	233,852	30,984	(357,855)	(466,920)
Loss before Provision for Income Taxes	(555,938)	(2,668,938)	(4,731,049)	(3,309,673)
Provision for Income Taxes
Net Loss	(555,938)	(2,668,938)	(4,731,049)	(3,309,673)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest	$ (555,938)	$ (2,668,938)	$ (4,731,049)	$ (3,309,673)
Net Loss Per Share - Basic and Diluted (in dollars per share)	$ (0.01)	$ (0.06)	$ (0.09)	$ (0.13)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)	55,454,000	42,895,154	52,728,587	25,698,747
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$ (229,081)	$ 46,774	$ 323,580	$ 253,821
Total Comprehensive loss	(785,019)	(2,622,164)	(4,407,469)	(3,055,852)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest	$ (785,019)	$ (2,622,164)	$ (4,407,469)	$ (3,055,852)

[1]	As Restated